PRE-PETITION LIABILITIES (Details) (10-Q) (USD $) In Millions, unless otherwise specified	1 Months Ended
Jan. 31, 2012
PRE-PETITION LIABILITIES [Abstract]
Distribution to general unsecured creditors	$ 1.6